Note 17 - Total Sales - Sales by Geographical Area (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues	€ 39,163	€ 35,686	€ 35,579
Asia [Member]
Revenues	14,119	13,461	10,427
FRANCE
Revenues	11,577	10,573	9,606
UNITED STATES
Revenues	2,048	1,748	3,418
Other geographical Areas [Member]
Revenues	€ 11,419	€ 9,904	€ 12,127